ENDORSEMENT OF NOTE RECEIVABLES (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
ENDORSEMENT OF NOTE RECEIVABLES [Line Items]
Endorsed Bank Acceptance Bill	$ 37,669	$ 43,421